Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock Based Compensation Tables
Schedule of stock option activity

A summary of the activity in the plan follows:

	2013		2012		2011
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price

Options outstanding, beginning of year	40,725	$16.99	46,656	$16.62	49,232	$16.46
Options granted	—	—	—	—	—	—
Options exercised	2,100	$13.70	2,625	$13.70	2,576	$13.44
Options forfeited or expired	—	—	3,306	$13.04	—	—
Options outstanding, end of year	38,625	$17.29	40,725	$16.99	46,656	$16.62

Options exercisable at December 31	38,625	$17.29	40,725	$16.99	46,656	$16.62

Schedule of outstanding stock options

Information pertaining to options outstanding at December 31, 2013 is as follows:

Exercise price of stock options:	Number of options outstanding at year-end	Number of options exercisable at year-end	Average remaining contractual life (in years)
$13.50	10,000	10,000	4.07
$16.31	6,299	6,299	0.06
$17.95	9,500	9,500	3.05
$18.85	6,000	6,000	2.05
$21.43	6,826	6,826	1.05